Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Feb. 23, 2017
Document Effective Date	Feb. 28, 2017
Prospectus Date	Feb. 28, 2017
Jackson Square All-Cap Growth Fund | IS Class
Prospectus:
Trading Symbol	JSSSX
Jackson Square Global Growth Fund | Institutional Class
Prospectus:
Trading Symbol	JSPTX
Jackson Square Global Growth Fund | IS Class
Prospectus:
Trading Symbol	JSPUX
Jackson Square Large-Cap Growth Fund | Investor Class
Prospectus:
Trading Symbol	JSPJX
Jackson Square Large-Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	JSPIX
Jackson Square Large-Cap Growth Fund | IS Class
Prospectus:
Trading Symbol	DPLGX
Jackson Square Select 20 Growth Fund | IS Class
Prospectus:
Trading Symbol	DPLEX
Jackson Square SMID-Cap Growth Fund | Investor Class
Prospectus:
Trading Symbol	JSMVX
Jackson Square SMID-Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	JSMTX
Jackson Square SMID-Cap Growth Fund | IS Class
Prospectus:
Trading Symbol	DCGTX